Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Common Stock issued

The following table illustrates the Boost Run Units outstanding immediately prior to Closing, and the number of Boost Run Common Stock issued as a result of the Closing.

	Boost Run Holdings Units outstanding immediately prior to Closing		Number of Shares of Boost Run Common Stock issued to Boost Run Holdings Unit Holders upon Closing
Class A Units	8,500	Class B	29,533,018
Class B Units	4,149	Class A	14,241,982
Class C Units	128	Class A	375,000
	12,777		44,150,000

Schedule of Share Ownership

The following table illustrates the combined share ownership after the Closing.

	Combined Share Ownership
	Shares	%

Boost Run Class A Common Stock issued to Sponsors and SPV	4,628,674	8%
Boost Run Class A Common Stock issued to Willow Lane public shareholders	12,650,000	21%
Boost Run Class B Common Stock issued to Boost Run Holdings Unit Holders	29,533,018	48%
Boost Run Class A Common Stock issued to Boost Run Holdings Unit Holders	14,616,982	23%
Total shares of Boost Run Common Stock	61,428,674	100%